(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 10) - 5th Issue [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
5th Issue	Single series
Current and noncurrent interest	R$ 2,817	R$ 18,069
Noncurrent principal	186,000	620,000
Total	R$ 188,817	R$ 638,069